POST-EMPLOYMENT BENEFITS - Retirement Benefit Status (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Present value of obligation	€ (1,969)	€ (1,947)
Fair value of assets	1,898	1,779
Net benefit status	(71)	(168)
Retirement benefit surplus	24	16
Retirement benefit obligation	€ (95)	€ (184)